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                    Skadden, Arps, Slate, Meagher & Flom LLP
                              333 West Wacker Drive
                             Chicago, Illinois 60606
                            Telephone: (312) 407-0700



                                 June 27, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

          Re:  Van Kampen Equity Trust II
               Post-Effective Amendment No. 24 to the
               Registration Statement on Form N-1A
               Rule 485(b) Filing (File Nos. 333-75493
               and 811-9279)

Ladies and Gentlemen:

     Van Kampen Equity Trust II (the "Registrant"), hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act"), and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

     Pursuant to Rule 485(b)(4) promulgated under the 1933 Act, the undersigned hereby represents that this Amendment to the Registration Statement does not contain any disclosures that render it ineligible to become effective under paragraph (b) of Rule 485. Should the staff have any questions regarding the foregoing, please call the undersigned at (312) 407-0863 or Elisa Mitchell at
(630) 684-6724.

                                              Very truly yours,

                                              /s/ Charles B. Taylor
                                              --------------------------
                                                  Charles B. Taylor